RELATED PARTY BALANCES AND TRANSACTIONS - (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due from related parties		$ 806,423
Amounts due to related parties		319,767	$ 61,965,277
Rental expense to related parties		335,249
Revenue from related parties		541,758
Noodles Dao (HK) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	74,187
Hong Kong Sunward Fishery Restaurant Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	70,962
Nanjing Xinzijing Sunward Fishery Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	29,469
Revenue from related parties		38,179
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	29,831
Revenue from related parties		32,726
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	13,015
Revenue from related parties		17,573
Ningbo Jingzhou Sunward Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	149,033
Revenue from related parties		58,560
Zhejiang Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	128,845
Shanghai MIN Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	48,643
Rental expense to related parties		335,249
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	260,623
Revenue from related parties		393,147
WM Ming Hotel [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	1,815
Revenue from related parties		$ 1,573
Dallsfield [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			250,000	[2]
Rizhao Yinxingshu Equity Investment Fund, L.P [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			32,717,713	[2]
Beijing Shiletao Ecommerce Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			969,927	[2]
Mr. Xu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			$ 28,027,637	[2]
Shanghai MIN Hongshi Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 319,767 [3]

[1]	The amounts represents the receivables from related parties who purchase product on JMU online platform.
[2]	The amounts represents the funds provided by Mr. Xu, to support the working capital for the Group's daily operations, which was included in the indebtedness from Mr. Xu and had been converted into ordinary shares immediately after the completion of the IPO.
[3]	The amounts represents the payables to related parties who sell products on JMU online platform.